Cost of Revenues	12 Months Ended
Dec. 31, 2022
Cost of Revenue [Abstract]
Cost of Revenues

13. Cost of Revenues

The cost of revenues are as follows (in thousands):

	For the Years Ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Revenue sharing fees	19,550	27,673	16,969
Content and operational costs	482,641	513,449	484,857
Bandwidth costs	57,095	56,275	46,679
Total	559,286	597,397	548,505